Retirement-Related Benefits (Net Periodic Income Cost) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement-related Benefits Disclosures
Total defined contribution plans cost	$ 1,253	$ 1,384	$ 1,506
Total retirement-related benefits net periodic cost	1,974	2,876	2,389
Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	449	1,195	533
U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	(818)	(202)	(507)
Personal Pension Plan (PPP)
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	(833)	(223)	(526)
Retention Plan
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	15	21	18
Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	1,267	1,396	1,040
PPP and Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	434	1,173	515
U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	727	809	885
IBM 401(k) Plus Plan
Retirement-related Benefits Disclosures
Total defined contribution plans cost	713	785	857
IBM Excess 401(k) Plus Plan
Retirement-related Benefits Disclosures
Total defined contribution plans cost	14	24	29
Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	526	575	621
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	1,239	1,361	1,478
Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	272	298	350
U.S. Nonpension Postretirement Benefit Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	206	218	268
Non-U.S. Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Total defined benefit pension plans (income)/cost	66	79	82
U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	115	826	646
Non-U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	$ 1,859	$ 2,051	$ 1,743